UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                 Maureen E. Kane
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            7/31/08


CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS - JULY 31, 2008  (UNAUDITED)

SHARES                                                      VALUE
 --------                                                -----------

COMMON STOCK - 96.3%

CONSUMER DISCRETIONARY - 8.1%

  DIVERSIFIED CONSUMER SERVICES - 1.2%
     128,350  Capella Education Co. *                  $   6,699,870
                                                       -------------

  FOOD PRODUCTS - 1.9%
      36,400  Chipotle Mexican Grill, Inc. *               2,493,400
     472,650  Texas Roadhouse, Inc. *                      4,386,192
     221,550  The Cheesecake Factory, Inc. *               3,119,424
                                                       -------------
                                                           9,999,016
                                                       -------------

  HOTELS, RESTAURANTS & LEISURE - 2.4%
     426,550  Scientific Games Corp. *                    12,941,527
                                                       -------------

  HOUSEHOLD DURABLES - 1.4%
     304,725  Jarden Corp. *                               7,322,542
                                                       -------------

  MEDIA - 1.2%
     148,400  John Wiley & Sons, Inc.                      6,728,456
                                                       -------------
                                                          43,691,411
                                                       -------------

CONSUMER STAPLES - 2.6%

  FOOD AND STAPLES RETAILING - 1.1%
     304,650  United Natural Foods, Inc. *                 5,855,373
                                                       -------------

  FOOD PRODUCTS - 1.0%
     100,850  Ralcorp Holdings, Inc. *                     5,441,866
                                                       -------------

  PERSONAL PRODUCTS - 0.5%
      44,200  Chattem, Inc. *                              2,849,574
                                                       -------------
                                                          14,146,813
                                                       -------------

ENERGY - 9.2%

  ENERGY EQUIPMENT AND SERVICES - 4.1%
     241,800  Bristow Group, Inc. *                       10,878,582
   1,327,600  Grey Wolf Inc *                             11,337,704
                                                       -------------
                                                          22,216,286
                                                       -------------

  OIL, GAS AND CONSUMABLE FUELS - 5.1%
     180,900  Berry Petroleum Co.                          7,785,936
     240,210  Foundation Coal Holdings, Inc.              14,268,474
     177,250  Holly Corp.                                  5,065,805
                                                       -------------
                                                          27,120,215
                                                       -------------
                                                          49,336,501
                                                       -------------

FINANCIALS - 7.4%

  CAPITAL MARKETS - 3.4%
      80,691  Greenhill & Co., Inc                         4,956,848
      54,700  Investment Technology Group, Inc. *          1,626,778
     472,250  optionsXpress Holdings, Inc.                11,716,523
                                                       -------------
                                                          18,300,149
                                                       -------------

  CONSUMER FINANCE - 1.0%
     654,459  Cardtronics, Inc. *                          5,628,347
                                                       -------------



SHARES                                                      VALUE
 --------                                                -----------

FINANCIALS (CONTINUED)

  DIVERSIFIED FINANCIAL SERVICES - 1.3%
   1,777,510  Primus Guaranty, Ltd. *                  $   6,825,638
                                                       -------------

  INSURANCE - 1.7%
      33,000  Enstar Group Ltd. *                          3,357,750
     283,750  National Financial Partners Corp.            5,916,188
                                                       -------------
                                                           9,273,938
                                                       -------------
                                                          40,028,072
                                                       -------------

HEALTH CARE - 21.9%

  HEALTH CARE EQUIPMENT AND SUPPLIES - 6.2%
     371,900  IRIS International Inc. *                    6,277,672
     250,642  Kensey Nash Corporation *                    8,704,797
     136,551  Surmodics, Inc. *                            5,747,431
     393,900  Wright Medical Group, Inc. *                12,403,911
                                                       -------------
                                                          33,133,811
                                                       -------------

  HEALTH CARE PROVIDERS AND SERVICES - 5.8%
     144,830  Air Methods Corp. *                          4,152,276
     458,050  HealthExtras, Inc. *                        13,746,081
     306,850  Psychiatric Solutions, Inc. *               10,745,887
      97,200  VCA Antech, Inc. *                           2,832,408
                                                       -------------
                                                          31,476,652
                                                       -------------

  LIFE SCIENCES TOOLS AND SERVICES - 8.6%
   1,184,450  Bruker BioSciences Corp. *                  16,369,099
     443,750  Kendle International, Inc. *                18,260,312
     150,000  TECHNE Corp. *                              11,928,000
                                                       -------------
                                                          46,557,411
                                                       -------------

  PHARMACEUTICALS - 1.3%
     198,950  Perrigo Co.                                  7,009,009
                                                       -------------
                                                         118,176,883
                                                       -------------

INDUSTRIALS - 20.9%

  AEROSPACE AND DEFENSE - 2.5%
     162,550  Curtiss-Wright Corporation                   8,556,632
      63,500  DRS Technologies, Inc.                       5,003,800
                                                       -------------
                                                          13,560,432
                                                       -------------

  COMMERCIAL SERVICES AND SUPPLIES - 4.9%
     142,900  Advisory Board Co. *                         5,480,215
      64,200  Clean Harbors, Inc. *                        5,010,168
     399,659  Cornell Companies, Inc. *                   10,411,117
     148,850  Corporate Executive Board Co.                5,578,898
         323  Heritage-Crystal Clean, Inc. *                   4,522
                                                       -------------
                                                          26,484,920
                                                       -------------

  ELECTRICAL EQUIPMENT - 4.7%
     187,850  General Cable Corp. *                       10,825,795
     233,600  II-VI, Inc. *                                8,984,256
     207,200  Polypore International, Inc. *               5,418,280
                                                       -------------
                                                          25,228,331
                                                       -------------

                       See Notes to financial statements.

                                 Century Funds


Schedule of Investments (continued)
July 31, 2008


SHARES                                                      VALUE
 --------                                                -----------

INDUSTRIALS (CONTINUED)

  MACHINERY - 5.7%
     196,150  Chart Industries, Inc. *                   $10,380,258
     153,500  Donaldson Co., Inc.                          6,924,385
     404,850  RBC Bearings Inc. *                         13,469,359
                                                       -------------
                                                          30,774,002
                                                       -------------

  TRADING COMPANIES AND DISTRIBUTORS - 0.9%
     113,050  GATX Corp.                                   5,140,384
                                                       -------------

  TRANSPORTATION INFRASTRUCTURE - 2.2%
     322,450  Aegean Marine Petroleum Network Inc.        11,672,690
                                                       -------------
                                                         112,860,759
                                                       -------------

INFORMATION TECHNOLOGY - 24.7%

  COMMUNICATIONS EQUIPMENT - 2.5%
     814,900  Acme Packet, Inc. *                          3,960,414
     393,900  Polycom, Inc. *                              9,296,040
                                                       -------------
                                                          13,256,454
                                                       -------------

  ELECTRONIC EQUIPMENT AND INSTRUMENTS - 2.8%
     202,450  DTS, Inc. *                                  5,788,045
      98,550  National Instruments Corporation             3,355,628
     174,750  Rofin-Sinar Technologies, Inc. *             5,917,035
                                                       -------------
                                                          15,060,708
                                                       -------------

  INTERNET SOFTWARE AND SERVICES - 6.5%
     450,655  CMGI, Inc. *                                 5,516,017
     585,300  j2 Global Communications, Inc. *            14,029,641
     744,450  Websense, Inc. *                            15,536,672
                                                       -------------
                                                          35,082,330
                                                       -------------

  IT SERVICES - 2.3%
     684,100  Online Resources Corporation *               4,679,244
     299,850  Wright Express Corp. *                       7,961,018
                                                       -------------
                                                          12,640,262
                                                       -------------

  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT - 1.6%
     134,650  Power Integrations, Inc. *                   3,678,638
     163,950  Varian Semiconductor Equipment
                Associates, Inc. *                         4,790,619
                                                       -------------
                                                           8,469,257
                                                       -------------

  SOFTWARE - 9.0%
     826,103  Blackbaud, Inc.                             14,754,200
     343,100  Commvault Systems, Inc. *                    5,225,413
     739,524  EPIQ Systems, Inc. *                         8,637,640
      92,109  FactSet Research Systems Inc.                5,311,926
     531,450  Lawson Software, Inc. *                      4,310,059
     219,100  MICROS Systems, Inc. *                       6,941,088
     206,850  THQ Inc. *                                   3,139,983
                                                       -------------
                                                          48,320,309
                                                       -------------
                                                         132,829,320
                                                       -------------


SHARES                                                      VALUE
 --------                                                -----------

MATERIALS - 1.5%

  CHEMICALS - 1.5%
     392,930  RPM International, Inc.                  $   8,055,065
                                                       -------------

TOTAL INVESTMENT IN COMMON STOCKS - 96.3%
      (Identified cost, $531,980,002)                    519,124,824
                                                       -------------

FACE AMOUNT
---------------

SHORT-TERM INVESTMENTS - 4.8%
           (Identified cost, $26,167,000)

  26,167,000  State Street Bank and Trust
               Eurodollar Time Deposit, at
               cost approximating value,
               maturity 08/01/08, 1.35%                   26,167,000
                                                       -------------

TOTAL INVESTMENTS - 101.1%
      (Identified cost, $558,147,002)                    545,291,824
                                                       -------------


CASH AND RECEIVABLES LESS LIABILITIES - (1.1)%
      Liabilities in Excess of Other Assets               (6,123,160)
                                                       -------------
NET ASSETS - 100%                                       $539,168,664
                                                       =============


* Non-income producing security

See Notes to Financial Statements


CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SHARES                                                      VALUE
--------                                                 -----------

COMMON STOCK - 94.9%

CONSUMER DISCRETIONARY - 7.0%

  FOOD PRODUCTS - 0.5%
      40,850  Burger King Holdings Inc.                $   1,096,006
                                                       -------------

  HOTELS, RESTAURANTS & LEISURE - 1.0%
      69,350  Scientific Games Corp. *                     2,104,079
                                                       -------------

  MEDIA - 1.5%
     124,150  The DIRECTV Group, Inc. *                    3,354,533
                                                       -------------

  SPECIALTY RETAIL - 2.8%
     279,265  Staples, Inc.                                6,283,462
                                                       -------------

  TEXTILES, APPAREL AND LUXURY GOODS - 1.2%
     105,700  Gildan Activewear, Inc. *                    2,666,811
                                                       -------------
                                                          15,504,891
                                                       -------------

CONSUMER STAPLES - 7.7%

  BEVERAGES - 2.4%
      78,900  PepsiCo, Inc.                                5,251,584
                                                       -------------

  FOOD AND STAPLES RETAILING - 2.7%
     173,620  Walgreen Co.                                 5,962,111
                                                       -------------

  HOUSEHOLD PRODUCTS - 2.6%
      89,550  Proctor & Gamble Co.                         5,863,734
                                                       -------------
                                                          17,077,429
                                                       -------------

ENERGY - 6.7%

  ENERGY EQUIPMENT AND SERVICES - 2.1%
      29,450  Nabors Industries Ltd *                      1,073,747
      47,300  National-Oilwell Varco Inc. *                3,719,199
                                                       -------------
                                                           4,792,946
                                                       -------------

  OIL, GAS AND CONSUMABLE FUELS - 4.6%
      34,950  Exxon Mobil Corp.                            2,811,029
      76,850  Peabody Energy Corp.                         5,198,902
      43,650  Range Resources Corporation                  2,119,644
                                                       -------------
                                                          10,129,575
                                                       -------------
                                                          14,922,521
                                                       -------------

FINANCIALS - 20.4%

  CAPITAL MARKETS - 1.3%
      87,666  Waddell & Reed Fin'l, Inc. CL A              2,928,045
                                                       -------------

  DIVERSIFIED FINANCIAL SERVICES - 2.2%
     123,000  J.P. Morgan Chase & Co.                      4,997,490
                                                       -------------

  INSURANCE - 16.9%
      65,350  AFLAC, Inc.                                  3,634,114
     147,866  American International Gr., Inc.             3,851,909
      88,350  Aon Corp.                                    4,046,430
          57  Berkshire Hathaway, Inc. CL A *              6,523,650
      84,400  Protective Life Corp.                        3,035,024
     151,600  The Chubb Corp.                              7,282,864



SHARES                                                      VALUE
--------                                                 -----------

FINANCIALS (CONTINUED)

  INSURANCE (CONTINUED)
     219,850  The Progressive Corp.                    $   4,451,962
      80,000  Torchmark Corp.                              4,644,000
                                                       -------------
                                                          37,469,953
                                                       -------------
                                                          45,395,488
                                                       -------------

HEALTH CARE - 18.5%

  HEALTH CARE EQUIPMENT AND SUPPLIES - 3.4%
      40,100  C.R. Bard, Inc.                              3,722,884
      70,500  Smith & Nephew PLC ADR                       3,782,325
                                                       -------------
                                                           7,505,209
                                                       -------------

  HEALTH CARE PROVIDERS AND SERVICES - 6.1%
      91,400  Express Scripts, Inc. *                      6,447,356
      39,550  Laboratory Corp. of America Holdings *       2,672,789
      81,950  McKesson Corp.                               4,588,380
                                                       -------------
                                                          13,708,525
                                                       -------------

  LIFE SCIENCES TOOLS AND SERVICES - 6.2%
      50,150  Covance, Inc. *                              4,603,770
      62,350  TECHNE Corp. *                               4,958,072
      62,550  Waters Corp. *                               4,249,647
                                                       -------------
                                                          13,811,489
                                                       -------------

  PHARMACEUTICALS - 2.8%
      54,600  Johnson & Johnson, Inc.                      3,738,462
     115,500  Schering Plough Corp.                        2,434,740
                                                       -------------
                                                           6,173,202
                                                       -------------
                                                          41,198,425
                                                       -------------

INDUSTRIALS - 18.3%

  AEROSPACE AND DEFENSE - 2.2%
      78,310  United Technologies Corp.                    5,010,274
                                                       -------------

  COMMERCIAL SERVICES AND SUPPLIES - 2.5%
      92,350  Stericycle, Inc. *                           5,517,913
                                                       -------------

  CONSTRUCTION AND ENGINEERING - 1.8%
     127,300  Quanta Services, Inc. *                      3,931,024
                                                       -------------

  ELECTRICAL EQUIPMENT - 2.2%
      84,700  General Cable Corp. *                        4,881,261
                                                       -------------

  INDUSTRIAL CONGLOMERATES - 2.2%
      70,500  3M Co.                                       4,962,495
                                                       -------------

  MACHINERY - 5.7%
      94,050  Danaher Corp.                                7,491,082
      47,150  Donaldson Co., Inc.                          2,126,937
      80,750  IDEX Corp.                                   3,054,772
                                                       -------------
                                                          12,672,791
                                                       -------------

                       See Notes to financial statements.

                                  CENTURY FUNDS


SHARES                                                      VALUE
--------                                                 -----------


INDUSTRIALS (CONTINUED)

  TRADING COMPANIES AND DISTRIBUTORS - 1.7%
      76,000  Fastenal Co.                             $   3,713,360
                                                       -------------
                                                          40,689,118
                                                       -------------

INFORMATION TECHNOLOGY - 15.7%

  COMMUNICATIONS EQUIPMENT - 3.4%
     344,600  Cisco Systems, Inc. *                        7,577,754
                                                       -------------

  COMPUTERS AND PERIPHERALS - 2.9%
      16,950  Apple, Inc. *                                2,694,202
      46,400  Dell Inc. *                                  1,140,048
      21,000  International Business Machines
               Corporation (IBM)                           2,687,580
                                                       -------------
                                                           6,521,830
                                                       -------------

  INTERNET SOFTWARE AND SERVICES - 0.9%
       4,300  Google, Inc. CL A *                          2,037,125
                                                       -------------

  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT - 1.4%
      21,200  MEMC Electronic Materials, Inc. *              979,652
      87,500  Texas Instruments, Inc.                      2,133,250
                                                       -------------
                                                           3,112,902
                                                       -------------

  SOFTWARE - 7.1%
     287,740  Microsoft Corp.                              7,400,673
     383,800  Oracle Corp. *                               8,263,214
                                                       -------------
                                                          15,663,887
                                                       -------------
                                                          34,913,498
                                                       -------------

TELECOMMUNICATION SERVICES - 0.6%

  WIRELESS TELECOMMUNICATION SERVICES - 0.6%
      22,700  NII Holdings Inc. *                          1,240,782
                                                       -------------

TOTAL INVESTMENT IN COMMON STOCKS - 94.9%
      (Identified cost, $159,315,674)                    210,942,152
                                                       -------------

FACE AMOUNT
---------------

SHORT-TERM INVESTMENTS - 6.1%
           (Identified cost, $13,625,000)

  13,625,000  State Street Bank and Trust
               Eurodollar Time Deposit, at
               cost approximating value,
               maturity 08/01/08, 1.35%                   13,625,000
                                                       -------------

TOTAL INVESTMENTS - 101.0%
      (Identified cost, $172,940,674)                    224,567,152
                                                       -------------


CASH AND RECEIVABLES LESS LIABILITIES - (1.0)%
      Liabilities in Excess of Other Assets               (2,225,926)
                                                       -------------
NET ASSETS - 100%                                      $ 222,341,226
                                                       =============


* Non-income producing security

ABBREVIATIONS:
ADR -- American Depository Receipt

                       See Notes to Financial Statements.

* NON-INCOME PRODUCING SECURITY

Investment Security Valuations -- Securities listed on national securities exchanges are valued at closing prices. Unlisted securities or listed securities for which closing prices are not available generally are valued at the latest bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. In the absence of readily available market quotes, the Funds' portfolio securities and other assets will be valued at fair value, as determined in good faith by the Board of Trustees, its Valuation Committee, or the Adviser or a Delegate pursuant to instructions from the Board of Trustees or its Valuation Committee. When determining the price for a fair value asset, the investment advisor shall seek to determine the price that the funds might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant, including but not limited to trading volumes, the value of other financial instruments, changes in interest rates and government actions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                 /s/ Alexander L. Thorndike
                    --------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               September 24, 2008


By:                 /s/ Julie Smith
                    -----------------------------------------
                    Julie Smith
                    Chief Financial Officer (Principal Financial Officer)

Date:               September 24, 2008

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)